Business combinations, 2021 (Details) $ in Thousands										9 Months Ended	12 Months Ended
	Dec. 14, 2021 USD ($) MW	Nov. 25, 2021 USD ($) MW	Aug. 06, 2021 USD ($) Plant MW	Jul. 22, 2021 USD ($)	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 08, 2021 USD ($)	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets											$ 542,728
Deferred tax asset											4,410
Other non-current assets											12,967
Cash & cash equivalents											21,012
Other current assets											61,010
Non-current project debt											(288,352)
Current project debt											(38,781)
Deferred tax liabilities											(4,910)
Other current and non-current liabilities											(87,881)
Non-controlling interests											(8,287)
Total net assets acquired at fair value											213,916
Asset acquisition - purchase price paid											(210,868)
Fair value of previously held 15% stake in Rioglass											(3,048)
Net result of business combinations											0
Revenue contributed by the acquisitions											163,500
Amount of profit after tax											800
Additional revenue amount											17,700
Additional amount of profit after tax											$ 3,300
Chile PV2 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Gross capacity | MW									40
Payment to acquire equity investment									$ 5,000
Percentage of non-controlling interests									65.00%
Asset Acquisition [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets										$ 74,969
Cash & cash equivalents										1,057
Other current assets										8,282
Non-current project debt										(1,422)
Other current and non-current liabilities										(18,919)
Non-controlling interests										(14,300)
Total net assets acquired at fair value										49,667
Asset acquisition - purchase price paid										(49,667)
Net result of business combinations										0
Revenue contributed by the acquisitions										4,200
Amount of profit after tax										(300)
Additional revenue amount										4,800
Additional amount of profit after tax										$ 2,100
Rioglass [Member]
Business combinations [Abstract]
Percentage of interest acquired							42.50%				85.00%	42.50%
Ownership interest							57.50%	15.00%
Acquisition, purchase price paid				$ 4,800			$ 8,600
Additional consideration paid							$ 3,700
Coso [Member]
Business combinations [Abstract]
Gross capacity | MW						135
Payment to acquire equity investment						$ 130,000
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets											$ 383,153
Deferred tax asset											0
Other non-current assets											11,024
Cash & cash equivalents											6,363
Other current assets											14,378
Non-current project debt											(248,544)
Current project debt											(13,415)
Deferred tax liabilities											0
Other current and non-current liabilities											(22,959)
Non-controlling interests											0
Total net assets acquired at fair value											130,000
Asset acquisition - purchase price paid											(130,000)
Fair value of previously held 15% stake in Rioglass											0
Net result of business combinations											0
Calgary District Heating Center [Member]
Business combinations [Abstract]
Gross capacity | MW					55
Payment to acquire equity investment					$ 22,900
Italy PV 1 and 2 [Member]
Business combinations [Abstract]
Number of solar plants acquired | Plant			2
Gross capacity | MW			3.7
Payment to acquire equity investment			$ 9,000
La Sierpe [Member]
Business combinations [Abstract]
Gross capacity | MW		20
Payment to acquire equity investment		$ 23,500
Italy PV 3 [Member]
Business combinations [Abstract]
Gross capacity | MW	2.5
Payment to acquire equity investment	$ 4,000
Other [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets											159,575
Deferred tax asset											4,410
Other non-current assets											1,943
Cash & cash equivalents											14,649
Other current assets											46,632
Non-current project debt											(39,808)
Current project debt											(25,366)
Deferred tax liabilities											(4,910)
Other current and non-current liabilities											(64,922)
Non-controlling interests											(8,287)
Total net assets acquired at fair value											83,916
Asset acquisition - purchase price paid											(80,868)
Fair value of previously held 15% stake in Rioglass											(3,048)
Net result of business combinations											$ 0